Accrued and Other Liabilities	12 Months Ended
Dec. 31, 2012
Accrued and Other Liabilities [Abstract]
Accruals and Other Liabilities
6. Accrued and Other Liabilities

At December 31, 2012 and 2011, accrued and other liabilities included amounts due to noncontrolling interest holders, for their share of profits, which will be distributed within the next twelve months of $3,624 and $4,049, respectively.

Changes in noncontrolling interest amounts included in accrued and other liabilities for the three years ended December 31, 2012 were as follows:

Noncontrolling Interests
Balance, December 31, 2009	$4,058
Income attributable to noncontrolling interests	10,378
Distributions made	(7,685)
Other (1)	1,826
Balance, December 31, 2010	$8,577
Income attributable to noncontrolling interests	8,387
Distributions made	(12,264)
Other (2)	(651)
Balance, December 31, 2011	$4,049
Income attributable to noncontrolling interests	6,012
Distributions made	(7,673)
Other (2)	1,236
Balance, December 31, 2012	$3,624

(1)	Other consists primarily of an adjustment to record distributions to be made as a result of an acquired company and cumulative translation adjustments.

(2)	Other consists primarily of step up transactions, discontinued operations and cumulative translation adjustments.